Financial instruments - Derivatives - Interest rate swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Receive floating
Total carrying amount (notional amount)	$ 402,049	$ 75,542
Total carrying amount (fair value)	$ 5,736	$ 545
Swap expires Jun. 29, 2018 1 [Member]
Receive floating
Fixed Interest Rate		3.315%
Notional amount		$ 19,396
Fair Value		$ 156
Swap expires Jun. 29, 2018 2 [Member]
Receive floating
Fixed Interest Rate		3.565%
Notional amount		$ 20,417
Fair Value		$ 187
Swap expires Jun. 29, 2018 3 [Member]
Receive floating
Fixed Interest Rate		2.865%
Notional amount		$ 35,729
Fair Value		$ 202
Swap expires Apr. 20, 2023 1 [Member]
Receive floating
Fixed Interest Rate	2.987%
Notional amount	$ 46,800
Fair Value	$ 699
Swap expires Apr. 20, 2023 2 [Member]
Receive floating
Fixed Interest Rate	3.012%
Notional amount	$ 46,800
Fair Value	$ 743
Swap expires Sept. 29, 2023 1 [Member]
Receive floating
Fixed Interest Rate	3.019%
Notional amount	$ 35,877
Fair Value	$ 580
Swap expires Sept. 29, 2023 2 [Member]
Receive floating
Fixed Interest Rate	3.019%
Notional amount	$ 34,963
Fair Value	$ 563
Swap expires Jul. 24, 2023 [Member]
Receive floating
Fixed Interest Rate	2.8715%
Notional amount	$ 51,400
Fair Value	$ 606
Swap expires Jun. 30, 2023 [Member]
Receive floating
Fixed Interest Rate	2.8785%
Notional amount	$ 45,807
Fair Value	$ 503
Swap expires Sept. 29, 2023 3 [Member]
Receive floating
Fixed Interest Rate	2.895%
Notional amount	$ 50,115
Fair Value	$ 653
Swap expires Sept. 30, 2023 [Member]
Receive floating
Fixed Interest Rate	2.897%
Notional amount	$ 45,986
Fair Value	$ 597
Swap expires Sept. 29, 2023 4 [Member]
Receive floating
Fixed Interest Rate	3.02%
Notional amount	$ 44,301
Fair Value	$ 793